Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Audit Information [Abstract]
Auditor Firm ID	1433	1433	1419
Auditor Name	Ernst & Young AB	Ernst & Young AB	Öhrlings PricewaterhouseCoopers AB
Auditor Location	Stockholm, Sweden	Stockholm, Sweden	Stockholm, Sweden